Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income attributable to Weibo	$ 494,675	$ 571,823	$ 352,590
Denominator:
Weighted average ordinary shares outstanding (in shares)	225,452,000	223,751,000	220,555,000
Basic net income per share attributable to Weibo (in dollars per share)	$ 2.19	$ 2.56	$ 1.60
Numerator:
Net income attributable to Weibo	$ 494,675	$ 571,823	$ 352,590
Add: Effect on interest expenses and amortized issuance cost of convertible debt		15,390
Net income attributable to Weibo for calculating diluted net income per share	$ 494,675	$ 587,213	$ 352,590
Denominator:
Weighted average ordinary shares outstanding (in shares)	225,452,000	223,751,000	220,555,000
Weighted average ordinary shares equivalents:
Effects of dilutive securities for convertible debt (in shares)	6,800,000
Shares used in computing diluted net income per share attributable to Weibo (in shares)	226,412,000	232,683,000	225,363,000
Diluted net income per share attributable to Weibo (in dollars per share)	$ 2.18	$ 2.52	$ 1.56
Options and RSUs
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	440,000	60,000.00	0
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	1,000,000.0	2,200,000	4,800,000
Stock options
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	153,000	283,000	1,213,000
Restricted share units
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	807,000	1,896,000	3,595,000
2022 Notes
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	6,800,000		1,200,000
Weighted average ordinary shares equivalents:
Effects of dilutive securities for convertible debt (in shares)		6,753,000